Financial Instruments and Financial Risk Management (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 18, 2024
Financial Instruments and Financial Risk Management [Line Items]
Increase/decrease functional currency (in Dollars)		$ 120
Change in fair value of percentage	10.00%	879.00%
Share price [Member]
Financial Instruments and Financial Risk Management [Line Items]
Significant unobservable input	0.472		0.118
Expected volatility [Member]
Financial Instruments and Financial Risk Management [Line Items]
Significant unobservable input	148		125
Exercise price [Member]
Financial Instruments and Financial Risk Management [Line Items]
Significant unobservable input	1		0.25
Risk-free interest rate [Member]
Financial Instruments and Financial Risk Management [Line Items]
Significant unobservable input			4.41
Risk-free interest rate [Member] | Bottom of Range [Member]
Financial Instruments and Financial Risk Management [Line Items]
Significant unobservable input	4.24
Risk-free interest rate [Member] | Top of Range [Member]
Financial Instruments and Financial Risk Management [Line Items]
Significant unobservable input	4.32
Expected Life [Member]
Financial Instruments and Financial Risk Management [Line Items]
Significant unobservable input			3
Expected Life [Member] | Bottom of Range [Member]
Financial Instruments and Financial Risk Management [Line Items]
Significant unobservable input	0.46
Expected Life [Member] | Top of Range [Member]
Financial Instruments and Financial Risk Management [Line Items]
Significant unobservable input	0.5